UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shayne & Co., LLC
Address: 4015 Hillsboro Pike
         Suite 203
         Nashville, TN  37215

13F File Number:  028-13793

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan A. Shayne
Title:     Chief Manager
Phone:     (615) 250-1600

Signature, Place, and Date of Signing:

 /s/ Jonathan A. Shayne     Nashville, TN     July 18, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $101,952 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      278     4316 SH       OTHER                    2316        0     2000
AMERICAN EXPRESS CO            COM              025816109       47      800 SH       OTHER                     800        0        0
AMERICAN EXPRESS CO            COM              025816109     3151    54137 SH       SOLE                    45850        0     8287
ASTRAZENECA PLC                SPONSORED ADR    046353108      224     5000 SH       OTHER                    5000        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103       17      300 SH       OTHER                     300        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     1253    22516 SH       SOLE                    20768        0     1748
BANK OF AMERICA CORPORATION    COM              060505104      136    16647 SH       OTHER                    6047        0    10600
BANK OF AMERICA CORPORATION    COM              060505104       10     1250 SH       SOLE                     1250        0        0
BB&T CORP                      COM              054937107      228     7404 SH       OTHER                    3024        0     4380
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     6372       51 SH       SOLE                       51        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      203     2433 SH       OTHER                    2333        0      100
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    21811   261747 SH       SOLE                   238918        0    22829
EXXON MOBIL CORP               COM              30231G102      308     3595 SH       OTHER                    3595        0        0
GENERAL ELECTRIC CO            COM              369604103      233    11160 SH       OTHER                    5160        0     6000
HEARTLAND EXPRESS INC          COM              422347104     8896   621696 SH       SOLE                   564867        0    56829
MICROSOFT CORP                 COM              594918104      700    22878 SH       SOLE                    22878        0        0
MICROSOFT CORP                 COM              594918104      212     6929 SH       OTHER                    6929        0        0
NORFOLK SOUTHERN CORP          COM              655844108      201     2800 SH       OTHER                     800        0     2000
PHILIP MORRIS INTL INC         COM              718172109      718     8233 SH       OTHER                    7533        0      700
PHILIP MORRIS INTL INC         COM              718172109      268     3067 SH       SOLE                     3067        0        0
SIGMA ALDRICH CORP             COM              826552101    13375   180913 SH       SOLE                   168163        0    12750
SYSCO CORP                     COM              871829107       10      350 SH       OTHER                       0        0      350
SYSCO CORP                     COM              871829107    13125   440283 SH       SOLE                   404568        0    35715
TECH DATA CORP                 COM              878237106     5597   116200 SH       SOLE                   106688        0     9512
TJX COS INC NEW                COM              872540109     1437    33466 SH       OTHER                   33466        0        0
U S G CORP                     COM NEW          903293405       19     1000 SH       OTHER                    1000        0        0
U S G CORP                     COM NEW          903293405     4220   221528 SH       SOLE                   201197        0    20331
VANGUARD INDEX FDS             TOTAL STK MKT    922908769    18211   261283 SH       SOLE                   239530        0    21753
WAL-MART STORES INC            COM              931142103      678     9718 SH       SOLE                     8338        0     1380
WAL-MART STORES INC            COM              931142103       14      204 SH       OTHER                     204        0        0